Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory [Table Text Block]

Inventories by major categories are as follows:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Raw materials	77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	67,740	430,351	327,482